Note 3 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 02, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Credit Card Receivables (in Dollars)	$ 1,400,000	$ 1,400,000	$ 1,600,000
Prepaid Advertising (in Dollars)	1,000,000	1,000,000	1,100,000
Advertising Expense (in Dollars)		12,200,000	11,400,000	11,900,000
Goodwill, Impairment Loss (in Dollars)	4,500,000	4,462,000		7,611,000
Asset Impairment Charges (in Dollars)		200,000	500,000
Advertising Revenue (in Dollars)		300,000	200,000	200,000
Revenue Recognition, Gift Cards, Breakage (in Dollars)		2,600,000	1,200,000	400,000
Investment Income, Interest (in Dollars)		0	3,000	17,000
Interest Expense (in Dollars)		$ 700,000	$ 600,000	$ 400,000
Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Customers' Credit Card Payment Settling Period		2 days
Prepaid Catalog Costs Expense Period		2 months
Property, Plant and Equipment, Useful Life		7 years
Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Customers' Credit Card Payment Settling Period		4 days
Prepaid Catalog Costs Expense Period		4 months
Property, Plant and Equipment, Useful Life		10 years